Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2015
Registrant Name	DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
Central Index Key	0001038520
Amendment Flag	false
Document Creation Date	Jul. 28, 2015
Document Effective Date	Jul. 31, 2015
Prospectus Date	Jul. 31, 2015
Reserve Shares Prospectus | Dreyfus Institutional Preferred Money Market Fund | Reserve Shares
Prospectus:
Trading Symbol	DRSXX